Touchstone Balanced Fund Expense Example - Touchstone Balanced Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,280
Class SC
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	$ 1,532